Income Taxes - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance
Changes related to tax positions taken in the current year	1,047
Ending balance	$ 1,047